TEMPLETON GLOBAL OPPORTUNITIES TRUST
                                         Broward Financial Centre
                                         500 East Broward Blvd., Suite 2100
                                         Fort Lauderdale, FL 33394-3091
                                         Fax 954.847.2288
                                         Tel 954.527.7500






May 4, 2007

Filed Via EDGAR (CIK #0000856138)
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re: Templeton Global Opportunities Trust
          File Nos. 033-31267 and 811-05914

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 27, 2007.

Very truly yours,

TEMPLETON GLOBAL OPPORTUNITIES TRUST


/s/SHEILA M. BARRY

Sheila M. Barry
Assistant Secretary